Segment information and geographic data (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets	$ 49,904	$ 78,453	$ 67,156
Reportable segment
Assets	45,713	71,757	53,168
Intersegment receivables
Assets	(6,794)	(6,430)	(6,414)
Intersegment investment and goodwill
Assets	10,985	(19,533)	(10,907)
Discontinued operations
Assets	$ 0	$ 32,659	$ 31,309